1775 I Street, N.W. Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
Reza Pishva reza.pishva@dechert.com +1 202 261 3459 Direct +1 202 261 3159 Fax

August 4, 2011

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C 20549-1090

Re:   RBC Funds Trust (SEC File Nos. 333-111986 / 811-21475)

Dear Sir or Madam:

On behalf of RBC Funds Trust, an open-end management investment company (the “Trust”), attached for electronic filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, is one copy of Post-Effective Amendment No. 41 to the Trust’s Registration Statement on Form N-1A.

This filing is being made for the purpose of designating August 22, 2011 as the new effective date for the Trust’s Post-Effective Amendment No. 39 (“PEA 39”). PEA 39 was filed on May 23, 2011 with an original effectiveness date of August 6, 2011. The enclosed post-effective amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

Please direct any comments or questions on the enclosed materials to me at (202) 261-3459 or Jon Rand at (212) 698-3634. Thank you in advance for your consideration.

Very truly yours,

/s/ Reza Pishva

Reza Pishva

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